Basis of Presentation and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

2. Basis of Presentation and Summary of Significant Accounting Policies

The unaudited condensed consolidated interim financial statements presented herein, and discussed below, have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X promulgated by the Securities and Exchange Commission (the “SEC”). In accordance with those rules and regulations certain information and footnote disclosures normally included in comprehensive consolidated financial statements have been condensed or omitted. The condensed consolidated balance sheet as of December 31, 2023 was derived from the audited consolidated financial statements at that date but does not include all the information and footnotes required by U.S. GAAP. These condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s audited consolidated financial statements and related notes for the years ended December 31, 2023 and 2022 attached as Exhibit 99.2 to the Company’s Current Report on Form 8-K filed on April 1, 2024.

The accompanying condensed consolidated interim financial statements, in the opinion of management, include all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the Company’s financial condition and results of operations. The condensed consolidated results of operations are not necessarily indicative of the results to be expected for any other interim period or for the entire year.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries in which the Company has a controlling financial interest. For consolidated entities where the Company has less than 100% of ownership, the Company records net loss attributable to noncontrolling interest on the consolidated statement of operations equal to the percentage of the ownership interest retained in such entities by the respective noncontrolling parties. The noncontrolling interest is reflected as a separate element of stockholders’ equity (deficit) on the Company’s consolidated balance sheets. Any material intercompany transactions and balances have been eliminated upon consolidation.

The Company assesses whether it is the primary beneficiary of a variable interest entity (“VIE”) at the inception of the arrangement and at each reporting date. This assessment is based on its power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the Company’s obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. If the entity is within the scope of the variable interest model and meets the definition of a VIE, the Company considers whether it must consolidate the VIE or provide additional disclosures regarding its involvement with the VIE. If the Company determines that it is the primary beneficiary of the VIE, the Company will consolidate the VIE. This analysis is performed at the initial investment in the entity or upon any reconsideration event. For entities the Company holds as an equity investment that are not consolidated under the VIE model, the Company will consider whether its investment constitutes a controlling financial interest in the entity and therefore should be considered for consolidation under the voting interest model.

The Company has five subsidiaries: Legacy Serina and UniverXome, which are wholly-owned subsidiaries, and ReCyte Therapeutics, Inc. (“ReCyte”), Reverse Bioengineering, Inc. (“Reverse Bio”), and NeuroAirmid Therapeutics, Inc. (“NeuroAirmid”). Following the Merger, the Company is primarily focused on developing Legacy Serina’s product candidates which are described elsewhere in this Report. Prior to the Merger, on March 26, 2024, pursuant the Merger Agreement, the Company contributed all of its stock in Reverse Bio and ReCyte, along with substantially all of the assets (other than the stock of NeuroAirmid) of the Company to UniverXome. In exchange for the contribution of those assets, UniverXome assumed certain liabilities, including all of the Company’s indebtedness to Juvenescence. UniverXome owns 94.8% of the outstanding capital stock of ReCyte. ReCyte owns certain pre-clinical research and development assets involving stem cell-derived endothelial and cardiovascular related progenitor cells for the treatment of vascular disorders and ischemic conditions. The Company owns 100% of the outstanding capital of Reverse Bio through UniverXome. Reverse Bio owns assets involved in partial cellular reprogramming using its iTR™ technology with the intent to revert aged or diseased cells to a healthy and functional state. NeuroAirmid is jointly owned by the Company and certain researchers from the University of California and was organized to pursue certain cell therapies, focusing initially on Huntington’s Disease. The Company owns 50% of the outstanding capital stock of NeuroAirmid. The Company consolidates NeuroAirmid despite not having majority ownership interest as it has the ability to influence decision making and financial results through contractual rights and obligations as per Accounting Standards Codification (“ASC”) 810, Consolidation. On March 27, 2024, the Board of Directors of the Company formed a special committee for the purpose of exploring strategic alternatives for the business, assets and/or stock of UniverXome, Reverse Bio, ReCyte and NeuroAirmid.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and (ii) the reported amounts of revenues and expenses during the reporting period, in each case with consideration given to materiality. Significant estimates and assumptions which are subject to significant judgment include those related to going concern assessment of consolidated financial statements, useful lives associated with long-lived assets, including evaluation of asset impairment, allowances for uncollectible accounts receivables, loss contingencies, deferred income taxes and tax reserves, including valuation allowances related to deferred income taxes, determining the fair value of the Company’s embedded derivatives in the convertible notes payable and receivable, and assumptions used to value stock-based awards or other equity instruments and liability classified warrants. Actual results could differ materially from those estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations will be affected.

Concentration of credit risk and other risks and uncertainties

Financial instruments that potentially subject the Company to concentrations of risk consist principally of cash equivalents. The Company maintains its cash deposits in Federal Deposit Insurance Corporation (“FDIC”) insured financial institutions and may at times hold investments at Securities Investor Protection Corporation (“SIPC”) insured broker-dealers.

At times, the balances in these accounts may be in excess of FDIC and SIPC insured limits. At March 31, 2024 and December 31, 2023, cash and cash equivalents deposits in excess of FDIC limits were approximately $2.6 million and $0, respectively, and investments and deposits in excess of SIPC limits were $5.4 and $7.3 million, respectively.

For the periods ended March 31, 2024 and 2023, 100% of the Company’s revenue for the periods presented are related to a single grant from U.S. Government agency. See Note 4, Grant Revenues, for further discussion on grant awards.

Product candidates developed by the Company and its subsidiaries will require approvals or clearances from the United States Food and Drug Administration (“FDA”) or foreign regulatory agencies prior to commercial sales. There can be no assurance that any of the product candidates being developed or planned to be developed by the Company or its subsidiaries will receive any of the required approvals or clearances. If regulatory approval or clearance were to be denied or any such approval or clearance was to be delayed, it would have a material adverse impact on the Company.

Fair value measurements of financial instruments

The Company has adopted ASC Topic 820, Fair Value Measurement, for certain financial instruments measured as fair value on a recurring basis. ASC Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States, and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

The three levels of inputs that may be used to measure fair value are as follows:

●	Level 1: Quoted prices in active markets for identical assets or liabilities.

●	Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include non-binding market consensus prices that can be corroborated with observable market data, as well as quoted prices that were adjusted for security-specific restrictions.

●	Level 3: Unobservable inputs to the valuation methodology are significant to the measurement of the fair value of assets or liabilities. Level 3 inputs also include non-binding market consensus prices or non-binding broker quotes that we were unable to corroborate with observable market data.

Accounting for warrants

The Company determines the accounting classification of warrants it issues, as either liability or equity, by first assessing whether the warrants meet liability classification in accordance with ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, then in accordance with ASC 815-40, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock. Under ASC 480, warrants are considered liability classified if the warrants are mandatorily redeemable, obligate the Company to settle the warrants or the underlying shares by paying cash or other assets, or warrants that must or may require settlement by issuing a variable number of shares. If warrants do not meet liability classification under ASC 480-10, the Company assesses the requirements under ASC 815-40, which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the warrants do not require liability classification under ASC 815-40, and in order to conclude equity classification, the Company also assesses whether the warrants are indexed to its common stock and whether the warrants are classified as equity under ASC 815-40 or other applicable U.S. GAAP. After all relevant assessments, the Company concludes whether the warrants are classified as liability or equity. Liability classified warrants require fair value accounting at issuance and subsequent to initial issuance with all changes in fair value after the issuance date recorded in the statements of operations. Equity classified warrants only require fair value accounting at issuance with no changes recognized subsequent to the issuance date. See Notes 5, Related Party Transactions and 6, Fair Value Measurements, for additional information regarding warrants.

Redeemable convertible preferred stock

The Company recorded redeemable convertible preferred stock at fair value upon issuance, net of any issuance costs. As of December 31, 2023, the Company classified stock that was redeemable in circumstances outside of the Company’s control outside of permanent equity. The redeemable preferred stock were converted to common stock on March 26, 2024 upon consummation of the Merger.

Cash, cash equivalents, and restricted cash

In accordance with Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, a reconciliation of the Company’s cash and cash equivalents in the condensed consolidated balance sheets to cash, cash equivalents and restricted cash in the condensed consolidated statements of cash flows for all periods presented is as follows (in thousands):

	March 31, 2024 (unaudited)	December 31, 2023
Cash and cash equivalents	$8,706	$7,619
Restricted cash (1)	50	-
Cash, cash equivalents, and restricted cash as shown in the condensed consolidated statements of cash flows	$8,756	$7,619

(1)	Restricted cash entirely represents the deposit required to maintain the Company’s corporate credit card program.

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation. The costs of additions and betterments are capitalized and expenditures for repairs and maintenance are expensed as incurred. When items of property and equipment are sold or retired, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is included in the statements of operations. Depreciation of property and equipment is provided utilizing the straight-line method over the range of lives used of the respective assets, which is 3 - 10 years.

Leases

The Company accounts for leases in accordance with ASU 2016-02, Leases (Topic 842) (“ASC 842”) and its subsequent amendments affecting the Company: (i) ASU 2018-10, Codification Improvements to Topic 842, Leases, and (ii) ASU 2018-11, Leases (Topic 842): Targeted Improvements, using the modified retrospective method. The Company management determines if an arrangement is a lease at inception. Leases are classified as either financing or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations. When determining whether a lease is a financing lease or an operating lease, ASC 842 does not specifically define criteria to determine “major part of remaining economic life of the underlying asset” and “substantially all of the fair value of the underlying asset.” For lease classification determination, the Company uses (i) 75% or greater to determine whether the lease term is a major part of the remaining economic life of the underlying asset and (ii) 90% or greater to determine whether the present value of the sum of lease payments is substantially all of the fair value of the underlying asset. Under the available practical expedients, and as applicable, the Company accounts for the lease and non-lease components as a single lease component. The Company recognizes right-of-use (“ROU”) assets and lease liabilities for leases with terms greater than twelve months in the consolidated balance sheet.

ROU assets represent an entity’s right to use an underlying asset during the lease term and lease liabilities represent an entity’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. If the lease agreement does not provide an implicit rate in the contract, the lessee uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. For such purposes, the lease term applied may include options to extend or terminate the lease when it is reasonably certain that the Company or a subsidiary will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company does not capitalize leases that have terms of twelve months or less.

The Company entered into five long-term, non-cancelable operating leases, of which four are related to laboratory and office facilities located in Huntsville, Alabama and one for a laboratory equipment. The leases expire on various dates from September 2024 through January 2028. In the normal course of business, it is expected that these leases will be renewed or replaced by leases on other properties. The Company also leases two pieces of equipment for various terms under long-term, non-cancelable finance lease agreements which expire in September 2024 and February 2025. The Company has elected to combine lease and non lease components as a single component. As required under ASC 842, operating leases are recognized on the consolidated balance sheet as ROU lease assets, current lease liabilities, and non-current lease liabilities. Fixed rents are included in the calculation of the lease balances, while variable costs paid for certain operating and pass through costs are excluded. Lease expense is recognized over the expected term on a straight-line basis.

Intangible assets, net

Intangible assets, consisting primarily of acquired in-process research and development (“IPR&D”) with alternative future use and patents, is stated at acquired cost, less accumulated amortization. Amortization expense is computed using the straight-line method over the estimated useful life of 10 years. See Note 3, Selected Balance Sheet Components.

Impairment of long-lived assets

The Company assesses the impairment of long-lived assets whenever events or changes in circumstances indicate that such assets might be impaired and the carrying value may not be recoverable. The Company’s long-lived assets consists entirely of intangible assets. If events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and the expected undiscounted future cash flows attributable to the asset are less than the carrying amount of the asset, an impairment loss, equal to the excess of the carrying value of the asset over its fair value, is recorded. There has been no impairment of long-lived assets for the accounting periods presented.

Revenue recognition

The Company recognizes revenue in a manner that depicts the transfer of control of a product or a service to a customer and reflects the amount of the consideration it expects to receive in exchange for such product or service. In doing so, the Company follows a five-step approach: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations, and (v) recognize revenue when (or as) the customer obtains control of the product or service. The Company considers the terms of a contract and all relevant facts and circumstances when applying the revenue recognition standard. The Company applies the revenue recognition standard, including the use of any practical expedients, consistently to contracts with similar characteristics and in similar circumstances.

Grant revenues – The Company accounts for grants received to perform research and development services in accordance with ASC 730-20, Research and Development Arrangements. At the inception of the grant, we perform an assessment as to whether the grant is a liability or a contract to perform research and development services for others. If the Company or a subsidiary receiving the grant is obligated to repay the grant funds to the grantor regardless of the outcome of the research and development activities, then the Company is required to estimate and recognize that liability. Alternatively, if the Company or a subsidiary receiving the grant is not required to repay, or if it is required to repay the grant funds only if the research and development activities are successful, then the grant agreement is accounted for as a contract to perform research and development services for others, in which case, grant revenue is recognized when the related research and development expenses are incurred.

In applying the provisions of Topic 606, the Company has determined that government grants are out of the scope of Topic 606 because the government entities do not meet the definition of a “customer”, as defined by Topic 606, as there is not considered to be a transfer of control of good or services to the government entities funding the grant. In the absence of applicable guidance under U.S. GAAP, our policy is to recognize grant revenue when the related costs are incurred, provided that the applicable conditions under the government contracts have been met. Only costs that are allowable under the grant award, certain government regulations and the National Institutes of Health’s supplemental policy and procedure manual may be claimed for reimbursement, and the reimbursements are subject to routine audits from governmental agencies from time to time. Costs incurred are recorded in research and development expenses on the accompanying consolidated statements of operations.

The Company believes the recognition of revenue as costs are incurred and amounts become realizable is analogous to the concept of transfer of control of a service over time under ASC 606.

License revenues - The Company also recognizes revenue under licensing agreements with commercial entities in accordance with ASC 606. Under revenue sharing licensing agreements, the Company receives reimbursement for eligible costs as well as payments upon the achievement of certain milestones as defined by the contract. These licensing agreements provide for the Company to receive a certain percentage of revenue from sales of their product.

The Company accounts for a contract after it has been approved by all parties to the arrangement, the rights of the parties are identified, payment terms are identified, the contract has commercial substance, and collection is probable.

Each contract is assessed at inception to determine whether it should be combined with other contracts. When making this determination, factors such as whether two or more contracts were negotiated or executed at or near the same time or were negotiated with an overall profit objective. If combined, the Company treats the combined contracts as a single contract for revenue recognition purposes.

The Company evaluates the services promised in each contract at inception to determine whether the contract should be accounted for as having one or more performance obligations. The services in the contracts are typically not distinct from one another due to the requirements to perform under the contract. Accordingly, the contracts are typically accounted for as one performance obligation. However, if a contract has multiple distinct performance obligations, the transaction price is allocated to each performance obligation based on the estimated standalone selling price of the service underlying each performance obligation. Revenue is recognized as performance obligations are satisfied and the customer obtains control of the service. For performance obligations in which control does not continuously transfer to the customer, revenue is recognized at the point in time that each performance obligation is fully satisfied.

The Company determines the transaction price for each contract based on the consideration expected to be received for the services being provided under the contract. For contracts where a portion of the price may vary, the Company estimates variable consideration at the most likely amount, which is included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur. The Company analyzes the risk of a significant reversal and, if necessary, constrains the amount of variable consideration recognized in order to mitigate the risk. At inception of a contract, the transaction price is estimated based on current rights, and does not contemplate future modifications (including unexercised options) or follow-on contracts until they become legally enforceable. Depending on the nature of the modification, the Company considers whether to account for the modification as an adjustment to the existing contract or as a separate contract.

Milestone payments are recognized as licensing revenue upon the achievement of specified milestones if (i) the milestone is substantive in nature and the achievement of the milestone was not probable at the inception of the agreement; and (ii) the Company has a right to payment. Any milestone payments received prior to satisfying these revenue recognition criteria are recorded as deferred revenue.

Research and development

Research and development costs are expensed as they are incurred and include compensation for scientists, support personnel, outside contracted services, and material costs associated with product development. The Company continually evaluates new product opportunities and engages in intensive research and product development efforts. Research and development expenses include both direct costs tied to a specific contract or grant, and indirect costs. Research and development expenses incurred and reimbursed by grants from third parties or governmental agencies, if any and as applicable, approximate the respective revenues recognized in the condensed consolidated statements of operations.

General and administrative

General and administrative expenses consist primarily of compensation and related benefits, including stock-based compensation, for executive and corporate personnel, and professional and consulting fees.

Income taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the basis of loss carryovers and depreciation differences for financial and income tax reporting. Deferred taxes represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the differences are expected to be recovered or settled.

The Company only recognizes tax benefits from an uncertain tax position if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statement from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. To date, the Company has not recognized such tax benefits in its financial statements.

Basic and diluted net earnings (loss) per share attributable to common stockholders

Basic earnings (loss) per share (“EPS”) of common stock is computed by dividing net income (loss) available to common stockholders (numerator) by the weighted average number of shares of common stock outstanding (denominator) during the period.

Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method for stock options and warrants and the if-converted method for redeemable, convertible preferred stock and convertible promissory notes. In computing diluted EPS, the average stock price for the period is used to determine the number of shares assumed to be purchased from the exercise of stock options and/or warrants. Diluted EPS excluded all dilutive potential shares if their effect is anti-dilutive.

Segment reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, the Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business as one operating segment in the United States of America.

Reclassifications

Certain reclassifications have been made to the prior period condensed consolidated interim financial statements to conform to current year presentation of the Accounts payable and accrued liabilities amount in the condensed consolidated balance sheet.

Recently adopted accounting pronouncements

In August 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-05, Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement, under which an entity that qualifies as either a joint venture or a corporate joint venture as defined in the FASB ASC master glossary is required to apply a new basis of accounting upon the formation of the joint venture. Specifically, the ASU provides that a joint venture or a corporate joint venture (collectively, “joint ventures”) must initially measure its assets and liabilities at fair value on the formation date. The company adopted this standard as of January 1, 2024, and it did not have a material impact on the condensed consolidated interim financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to income Tax Disclosures, under which entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. They must also further disaggregate income taxes paid. ASU 2023-09 enhances annual income tax disclosures to address investor requests for more information about the tax risks and opportunities present in an entity’s worldwide operations. The company adopted this standard as of January 1, 2024, and it did not have a material impact on the condensed consolidated interim financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In March 2024, the FASB issued ASU 2024-02, Codification Improvements—Amendments to Remove References to the Concepts Statements (ASU 2024-02). ASU 2024-02 removes various references to the FASB’s Concepts Statements from the FASB’s Accounting Standards Codification (Codification or GAAP). The Concepts Statements are non-authoritative guidance issued by the FASB that provide the objectives, qualitative characteristics and other concepts that govern the development of accounting principles by the FASB. The ASU indicates that the goal of the amendments is to simplify the Codification and distinguish between nonauthoritative and authoritative guidance (since, unlike the Codification, the concepts statements are nonauthoritative). This ASU is effective for the Company beginning January 1, 2025 and is not expected to have a material impact on the condensed consolidated interim financial statements.

Note 1 - Summary of Significant Accounting Policies

Nature of Business

Serina Therapeutics, Inc. (the “Company” or “Serina”) is a privately-held clinical-stage biotechnology company developing a pipeline of wholly owned drug product candidates to treat neurological diseases and pain. Serina’s POZ drug delivery technology is designed to enable certain existing drugs and novel drug candidates to be modified in a way that may provide an increase in efficacy and safety of the resulting polymeric drug conjugate. Serina’s proprietary POZ technology is based on a synthetic, water soluble, low viscosity polymer called poly(2-oxazoline). Serina’s POZ technology is engineered to provide greater control in drug loading and more precision in the rate of release of attached drugs delivered via subcutaneous injection. Serina is headquartered in Huntsville, Alabama.

Basis of Accounting

The accompanying financial statements reflect the operations of the Company and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Plan of Merger

As described in Note 17, on August 29, 2023, the Company entered into the Agreement and Plan of Merger and Reorganization with AgeX Therapeutics, Inc. and Canaria Transaction Corporation (the “Plan of Merger”). Pursuant to the Plan of Merger, AgeX Therapeutics, Inc. will merge with and into the Company, Canaria Transaction Corporation will cease to exists, and the Company will become a direct, wholly owned subsidiary of AgeX Therapeutics, Inc. (“AgeX”). Subject to the Plan of Merger, at the effective time of the Merger, AgeX will issue shares of its common stock to the Company’s former shareholders, representing approximately 75% of fully diluted ownership of the combined company. Accordingly, the Plan of Merger is anticipated to be accounted for as a reverse acquisition, with the Company treated as the acquirer for financial accounting purposes.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Liquidity

The Company recognized net income of approximately $5,300,000 for the year ended December 31, 2023. The Company used approximately $2,400,000 in net cash from operating activities for the year ended December 31, 2023 and has historically incurred losses from operations and expects to continue to generate negative cash flows as the Company implements its business plan.

The Company had cash on hand of approximately $6,900,000 as of February 29, 2024. As discussed in Note 15, during the year ended December 31, 2023, the Company raised $10,100,000 of additional capital. Additionally, the Company received an upfront payment of $3,000,000 from a licensing agreement in November 2023 as described in Note 2. Management believes that the cash on hand, along with the approximately $15 million of cash proceeds expected to be received from Juvenescence through the exercise of all the post-merger warrants it holds pursuant to the terms of the Side Letter if the Merger is consummated, will fund operations through calendar year 2025 based on the current plan. Management has based this estimate on assumptions that may prove to be wrong, and available capital resources could be exhausted sooner than expected. As such, there is substantial doubt about the Company’s ability to continue as a going concern.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, technical risks associated with the successful research, development and manufacturing of therapeutic candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and the ability to secure additional capital to fund operations. Therapeutic candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts will require significant amounts of additional capital, adequate personnel, and infrastructure. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales. The Company largely relies on raising capital from equity investors for funding its operations. Some funding is obtained through licensing agreements or other arrangements with commercial entities.

As a result of recurring losses from operations and recurring negative cash flows from operations, there is substantial doubt regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively. If sufficient capital is not available, the Company would be required to delay, limit, reduce, or terminate its product development or future commercialization efforts or grant rights to develop and market therapeutic candidates to other entities. There can be no assurance that the Company will be able to raise additional funds or that the terms and conditions of any future financings will be workable or acceptable to the Company or its shareholders. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Cash and Cash Equivalents

Cash and cash equivalents includes funds held in readily available checking and money market type accounts.

Contract Liabilities

Contract liabilities include billings in excess of revenue recognized. Contract liabilities are classified as current based on the Company’s contract operating cycle and reported on a contract-by-contract basis, net of revenue recognized, at the end of each reporting period.

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation. The costs of additions and betterments are capitalized and expenditures for repairs and maintenance are expensed as incurred. When items of property and equipment are sold or retired, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is included in the statements of operations. Depreciation of property and equipment is provided utilizing the straight-line method over the range of lives used of the respective assets, which is 3 - 10 years.

Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if its carrying amount exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposal of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell. No impairment loss was recognized during the years ended December 31, 2023 and 2022, respectively.

Revenue Recognition

The Company recognizes revenue under a grant contract with a commercial entity under federal funding in accordance with ASC 606, Revenue from Contracts with Customers. Under the commercial grant, the Company received substantially all funding upon award of the grant, and recognizes revenue as eligible expenses under the grant are incurred. The Company has concluded that it is a principal in the grant contract and, accordingly, recognizes revenue in the gross amount of consideration to which it is entitled from the agency in exchange for the services provided.

The Company also recognizes revenue under licensing agreements with commercial entities in accordance with ASC 606, Revenue from Contracts with Customers. Under revenue sharing licensing agreements, the Company receives reimbursement for eligible costs as well as payments upon the achievement of certain milestones as defined by the contract. These licensing agreements provide for the Company to receive a certain percentage of revenue from sales of their product.

The Company accounts for a contract after it has been approved by all parties to the arrangement, the rights of the parties are identified, payment terms are identified, the contract has commercial substance, and collection is probable.

Each contract is assessed at inception to determine whether it should be combined with other contracts. When making this determination, factors such as whether two or more contracts were negotiated or executed at or near the same time or were negotiated with an overall profit objective. If combined, the Company treats the combined contracts as a single contract for revenue recognition purposes.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The Company evaluates the services promised in each contract at inception to determine whether the contract should be accounted for as having one or more performance obligations. The services in the contracts are typically not distinct from one another due to the requirements to perform under the contract. Accordingly, the contracts are typically accounted for as one performance obligation.

The Company determines the transaction price for each contract based on the consideration expected to be received for the services being provided under the contract. For contracts where a portion of the price may vary, the Company estimates variable consideration at the most likely amount, which is included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur. The Company analyzes the risk of a significant reversal and if necessary, constrains the amount of variable consideration recognized in order to mitigate the risk. At inception of a contract, the transaction price is estimated based on current rights and do not contemplate future modifications (including unexercised options) or follow-on contracts until they become legally enforceable. Depending on the nature of the modification, the Company considers whether to account for the modification as an adjustment to the existing contract or as a separate contract.

For contracts with multiple performance obligations, the transaction price is allocated to each performance obligation based on the estimated standalone selling price of the service underlying each performance obligation. Revenue is recognized as performance obligations are satisfied and the customer obtains control of the service.

For performance obligations in which control does not continuously transfer to the customer, revenue is recognized at the point in time that each performance obligation is fully satisfied.

Milestone payments are recognized as licensing revenue upon the achievement of specified milestones if (i) the milestone is substantive in nature and the achievement of the milestone was not probable at the inception of the agreement; and (ii) the Company has a right to payment. Any milestone payments received prior to satisfying these revenue recognition criteria are recorded as deferred revenue.

Various economic factors affect revenues and cash flows. Services are primarily provided under grants from U.S. Government agencies and a licensing agreement with a commercial entity, with amounts invoiced quarterly or upon the achievement of a milestone and typically being collected within one month.

Research and Development

Research and development costs are expensed as they are incurred and include compensation for scientists, support personnel, outside contracted services, and material costs associated with product development. The Company continually evaluates new product opportunities and engages in intensive research and product development efforts. Research and development expenses include both direct costs tied to a specific contract or grant, and indirect costs.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, and accounts receivable. The Company maintains cash and cash equivalents in accounts with high quality, federally insured financial institutions. At times, the balances in these accounts may be in excess of federally insured limits, including the Federal Deposit Insurance Corporation (FDIC) and the Securities Investor Protection Corporation (SIPC). At December 31, 2023 and 2022, cash and cash equivalents in excess of FDIC limits was $0 and $282,000, respectively. At December 31, 2023 and 2022, cash and cash equivalents in excess of SIPC limits was $7,300,000 and $0, respectively.

For the year ended December 31, 2023, 95% of the Company’s revenue was related to a single contract with a customer. For the year ended December 31, 2022, 85% of the Company’s revenue was related to a single contract (with a different customer than for the year ended December 31, 2023).

Fair Value of Financial Instruments

The Company has adopted ASC Topic 820 for certain financial instruments measured as fair value on a recurring basis. ASC Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States, and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

The three levels of inputs that may be used to measure fair value are as follows:

●	Level 1: Quoted prices in active markets for identical assets or liabilities.

●	Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include non-binding market consensus prices that can be corroborated with observable market data, as well as quoted prices that were adjusted for security-specific restrictions.

●	Level 3: Unobservable inputs to the valuation methodology are significant to the measurement of the fair value of assets or liabilities. Level 3 inputs also include non-binding market consensus prices or non-binding broker quotes that we were unable to corroborate with observable market data.

The Company has elected to measure the convertible promissory notes at fair value on a recurring basis.

Redeemable Convertible Preferred Stock

The Company recorded redeemable convertible preferred stock at fair value upon issuance, net of any issuance costs. The Company classified stock that was redeemable in circumstances outside of the Company’s control outside of permanent equity.

Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the basis of loss carryovers and depreciation differences for financial and income tax reporting. Deferred taxes represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the differences are expected to be recovered or settled.

The Company only recognizes tax benefits from an uncertain tax position if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statement from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. To date, the Company has not recognized such tax benefits in its financial statements.

Earnings (Loss) Per Share

Basic earnings (loss) per share (“EPS”) of common stock is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period.

Diluted EPS give effect to all dilutive potential common shares outstanding during the period using the treasury stock method for stock options and warrants and the if-converted method for redeemable, convertible preferred stock and convertible promissory notes. In computing diluted EPS, the average stock price for the period is used to determine the number of shares assumed to be purchased from the exercise of stock options and/or warrants. Diluted EPS excluded all dilutive potential shares if their effect is anti-dilutive.

Basic loss per common share is computed based on the weighted average number of shares outstanding during the period. Diluted loss per share is computed in a manner similar to the basic loss per share, except the weighted-average number of shares outstanding is increased to include all common shares, including those with the potential to be issued by virtue of convertible debt and other such convertible instruments. Diluted loss per share contemplates a complete conversion to common shares of all convertible instruments only if they are dilutive in nature with regards to earnings per share.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, the Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business as one operating segment in the United States of America.